Net Financial Operating Income	12 Months Ended
Dec. 31, 2018
Net Financial Operating Income
Net Financial Operating Income

32.  Net Financial Operating Income:

The gain (losses) from trading and brokerage activities for the years ended December 31, 2016, 2017 and 2018 is detailed as follows:

	2016	2017	2018
	MCh$	MCh$	MCh$
Income on trading securities	42,415	46,207	42,605
Gain (loss) from mark to market	9,554	4,435	8,038
Financial assets held-for-trading	51,969	50,642	50,643
Sale of financial assets at fair value through other comprehensive income	65,320	6,514	1,118
Sale of loan portfolio	4,930	2,063	267
Net (loss) gain of other transactions	752	233	384
Derivative instruments	5,604	(89,113)	64,730
Total	128,575	(29,661)	117,142